SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accrued salaries and related expenses	$ 9,191	$ 8,702
Accrued sales returns and damages	1,751	2,527
Accrued interest	1,453	1,357
Accrued distribution fees	690	590
Accrued professional services	4,035	2,901
Total	23,829	23,698
Related Party
Related Party Transaction [Line Items]
Related party liability and other	4,901	5,856
Total	4,901	5,856
Nonrelated Party
Related Party Transaction [Line Items]
Related party liability and other	$ 1,808	$ 1,765